Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance	$ 35,968,583	$ 36,040,231
Additions	5,785,505	1,408,772
Disposals	(497,938)	(1,411,466)
Transfers in (out)
Exchange differences	(3,929,972)	(68,954)
Balance	37,326,178	35,968,583
Accumulated Depreciation
Balance	28,084,229	26,910,255
Depreciation charged for the year	2,701,537	2,573,303
Disposal	(435,802)	(1,408,155)
Transfers in (out)
Exchange differences	(2,921,087)	6,826
Balance	27,428,877	28,084,229
Net book value
Balance	9,897,301	7,884,354
Leasehold improvements [Member]
Cost
Balance	3,649,107	3,616,762
Additions	35,194	38,876
Disposals	(78,156)	(2,365)
Transfers in (out)
Exchange differences	(366,462)	(4,166)
Balance	3,239,683	3,649,107
Accumulated Depreciation
Balance	2,923,013	2,735,649
Depreciation charged for the year	143,026	186,209
Disposal	(74,708)	(2,365)
Transfers in (out)
Exchange differences	(297,859)	3,520
Balance	2,693,472	2,923,013
Net book value
Balance	546,211	726,094
Machinery and equipment [Member]
Cost
Balance	5,713,840	7,128,146
Additions	66,707	62,626
Disposals	(96,666)	(1,363,245)
Transfers in (out)		(44,953)
Exchange differences	(575,380)	(68,734)
Balance	5,108,501	5,713,840
Accumulated Depreciation
Balance	5,390,966	6,385,994
Depreciation charged for the year	158,628	430,228
Disposal	(96,660)	(1,363,070)
Transfers in (out)		(11,747)
Exchange differences	(546,657)	(50,439)
Balance	4,906,277	5,390,966
Net book value
Balance	202,224	322,874
Office furbishing and equipment [Member]
Cost
Balance	5,951,808	7,062,322
Additions	82,307	136,497
Disposals	(18,519)	(26,512)
Transfers in (out)		(1,164,305)
Exchange differences	(603,152)	(56,194)
Balance	5,412,444	5,951,808
Accumulated Depreciation
Balance	5,124,622	5,234,288
Depreciation charged for the year	218,525	219,724
Disposal	(18,472)	(26,152)
Transfers in (out)		(290,802)
Exchange differences	(525,526)	(12,436)
Balance	4,799,149	5,124,622
Net book value
Balance	613,295	827,186
Vehicles [Member]
Cost
Balance	17,885,762	17,905,064
Additions	400,506	25,237
Disposals	(240,660)	(16,570)
Transfers in (out)
Exchange differences	(1,811,740)	(27,969)
Balance	16,233,868	17,885,762
Accumulated Depreciation
Balance	14,004,064	12,554,324
Depreciation charged for the year	1,134,600	1,426,001
Disposal	(240,659)	(16,568)
Transfers in (out)
Exchange differences	(1,450,837)	40,307
Balance	13,447,168	14,004,064
Net book value
Balance	2,786,700	3,881,698
Assets under construction [Member]
Cost
Balance		327,937
Additions	259,590
Disposals		(2,774)
Transfers in (out)		(311,237)
Exchange differences	(10,904)	(13,926)
Balance	248,686
Accumulated Depreciation
Balance
Depreciation charged for the year
Disposal
Transfers in (out)
Exchange differences
Balance
Net book value
Balance	248,686
GDM machines [Member]
Cost
Balance	1,883,116
Additions	27,546	285,510
Disposals	(5,777)
Transfers in (out)		1,520,495
Exchange differences	(190,959)	77,111
Balance	1,713,926	1,883,116
Accumulated Depreciation
Balance	616,280
Depreciation charged for the year	354,203	288,495
Disposal	(2,120)
Transfers in (out)		302,549
Exchange differences	(76,985)	25,236
Balance	891,378	616,280
Net book value
Balance	822,548	1,266,836
Robots [Member]
Cost
Balance	884,950
Additions	4,913,655	860,026
Disposals	(58,160)
Transfers in (out)
Exchange differences	(371,375)	24,924
Balance	5,369,070	884,950
Accumulated Depreciation
Balance	25,284
Depreciation charged for the year	692,555	24,646
Disposal	(3,183)
Transfers in (out)
Exchange differences	(23,223)	638
Balance	691,433	25,284
Net book value
Balance	$ 4,677,637	$ 859,666